ORDINARY SHARES AND ORDINARY SHARE WARRANTS - Schedule of Shares Reserved For Future Issuance (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total shares of ordinary share reserved	456,095,735	810,733,856
Convertible preferred shares
Class of Stock [Line Items]
Total shares of ordinary share reserved	0	406,399,029
Ordinary share warrants
Class of Stock [Line Items]
Total shares of ordinary share reserved	23,468,710	4,316,570
Preferred share warrants
Class of Stock [Line Items]
Total shares of ordinary share reserved	0	27,033,450
Share options
Class of Stock [Line Items]
Total shares of ordinary share reserved	76,557,428	87,262,873
Options to restricted shares
Class of Stock [Line Items]
Total shares of ordinary share reserved	242,615,284	245,167,369
RSUs
Class of Stock [Line Items]
Total shares of ordinary share reserved	5,753,975	0
Shares available for future grant of equity awards
Class of Stock [Line Items]
Total shares of ordinary share reserved	107,700,338	40,554,566